S-K 1603(a)(9) Restrictions on Selling Securities	Jan. 07, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]

Up to 686,068 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, in order to facilitate our initial business combination as determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one concurrently with or immediately following the consummation of our initial business combination as a result of the anti-dilution provisions as set forth therein.

Pursuant to the letter agreement to be entered with us, each of our sponsor, directors and officers have agreed to a lock-up and restrictions on their ability to transfer, assign, or sell the founder shares and private placement units and securities underlying the private placement units. Further, the sponsor membership interests are locked up and not transferable because the letter agreement prohibits indirect transfers.

Our letter agreement may be amended without shareholder approval. Such transfer restrictions have been amended in connection with business combinations for certain other SPACs. While we do not currently expect our board to approve any amendment to the letter agreement prior to our initial business combination, it may be possible that our board, in exercising its business judgment and subject to its fiduciary duties, chooses to approve one or more amendments to the letter agreement.

While non-managing members will not be a direct party to the letter agreement discussed, as a result of their ownership of membership interests in the sponsor, they will be bound by the restrictions set forth above with respect to their allocated founder shares, the private placement units and securities underlying the private placement units (including the restriction on transfer of their membership interests because the letter agreement prohibits indirect transfers). However, the non-managing sponsor investors will not be subject to transfer restrictions or a lock-up agreement on any public units, public Class A ordinary shares or public warrants that they may purchase in this offering or thereafter pursuant to the expressions of interest described below.

Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	The earlier of (A) six months after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Willow Lane Sponsor II, LLC B. Luke WeilGeorge PengMarjorie Hernandez Mauricio Orellana Rayne Steinberg Robert Stevens
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (a) to our officers, directors, advisor or consultants, any affiliate or family member of any of our officers, directors, advisor or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (h) in the event of our liquidation prior to our consummation of our initial

Private Placement Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Willow Lane Sponsor II, LLC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above, except BTIG shall also be permitted to make the same type of transfers to its affiliates as the sponsor can make to its affiliates as described above.
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Willow Lane Sponsor II, LLC B. Luke WeilGeorge PengMarjorie Hernandez Mauricio Orellana Rayne Steinberg Robert Stevens
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants

180 days from the date of this prospectus

Willow Lane Sponsor II, LLC

B. Luke Weil
George Peng
Marjorie Hernandez
Mauricio Orellana
Rayne Steinberg
Robert Stevens

We, our sponsor and our officers and directors have agreed that, for a period of 180 days from the date of this prospectus, we and they will not, without the prior written consent of the representative of the underwriters, offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, any units, warrants, shares or any other securities convertible into, or exercisable, or exchangeable for, shares, subject to certain exceptions. The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.

SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days from the date of this prospectus